Schedule of Investments (unaudited)
December 31, 2023
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alabama — 1.6%
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	USD	1,715	$ 1,728,182
Hoover IDB, RB, AMT, 6.38%, 11/01/50(a)		1,295	1,413,421
Southeast Energy Authority Cooperative District
RB, Series A, 4.00%, 11/01/51(a)		1,785	1,784,770
RB, Series A-1, 5.50%, 01/01/53(a)		655	705,074
			5,631,447
Arizona — 2.3%
Arizona IDA
RB, 5.00%, 07/01/45(b)		265	249,604
RB, 5.00%, 12/15/49(b)		105	100,212
RB, 7.10%, 01/01/55(b)		920	939,642
RB, 5.00%, 07/01/55(b)		285	258,595
RB, Series B, 5.13%, 07/01/47(b)		195	193,920
Refunding RB, 5.50%, 07/01/52(b)		610	596,758
Refunding RB, Series A, 5.00%, 07/01/26(b)		175	176,157
Refunding RB, Series A, 5.13%, 07/01/37(b)		605	612,278
Refunding RB, Series G, 5.00%, 07/01/47(b)		185	182,289
City of Phoenix Arizona IDA (The), RB, 5.00%, 07/01/46(b)		570	553,760
County of Pima IDA (The)
RB, 5.13%, 07/01/39		145	137,224
RB, 5.25%, 07/01/49		180	162,252
Refunding RB, 4.00%, 06/15/51(b)		625	508,098
Refunding RB, 5.00%, 07/01/56(b)		295	260,896
La Paz County IDA, RB, 5.88%, 06/15/48(b)		285	281,045
Maricopa County IDA
RB, 5.25%, 10/01/40(b)		280	285,950
RB, 5.50%, 10/01/51(b)		280	284,048
RB, AMT, 4.00%, 10/15/47(b)		1,470	1,330,188
Refunding RB, Series A, 4.13%, 09/01/38		230	231,894
Salt Verde Financial Corp., RB, 5.00%, 12/01/37		500	555,549
			7,900,359
Arkansas — 2.1%
Arkansas Development Finance Authority
RB, AMT, 4.50%, 09/01/49(b)		2,230	2,220,084
RB, AMT, 4.75%, 09/01/49(b)		4,165	4,168,793
RB, AMT, 5.70%, 05/01/53		350	357,715
RB, AMT, Series A, 6.88%, 07/01/48(b)		500	530,720
			7,277,312
California — 2.9%
California HFA, RB, Series 2021-3, Class A, 3.25%, 08/20/36		949	892,139
California Municipal Finance Authority, RB, 5.63%, 07/01/44(b)		150	150,072
California School Finance Authority
RB, Series A, 6.75%, 11/01/45(b)		250	252,348
Refunding RB, 5.00%, 07/01/51(b)		300	301,442
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(b)		250	211,510
California Statewide Financing Authority
RB, 6.00%, 05/01/43		315	315,242
RB, 6.00%, 05/01/43		85	85,065
City of Los Angeles Department of Airports, RB, AMT, 5.25%, 05/15/47		1,500	1,614,975
CMFA Special Finance Agency I, RB, Series A-2, 4.00%, 04/01/56(b)		2,250	1,585,730
CSCDA Community Improvement Authority
RB, 4.00%, 10/01/46(b)		1,055	793,051
Security		Par (000)	Value
California (continued)
CSCDA Community Improvement Authority
RB, 3.13%, 07/01/56(b)	USD	695	$ 450,588
RB, 4.00%, 07/01/56(b)		205	151,264
RB, 3.13%, 08/01/56(b)		100	69,309
RB, 4.00%, 10/01/56(b)		155	130,457
RB, 4.00%, 03/01/57(b)		505	358,241
RB, 4.00%, 07/01/58(b)		300	196,513
RB, 4.00%, 07/01/58(b)		265	172,999
RB, 4.00%, 12/01/59(b)		435	283,205
RB, 4.00%, 12/01/59(b)		1,080	642,670
RB, Series A, 3.00%, 09/01/56(b)		1,090	693,999
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, 0.00%, 06/01/66(c)		310	36,463
Hastings Campus Housing Finance Authority, RB, Series A, 0.00%, 07/01/61(b)(c)		1,045	439,313
San Francisco City & County Redevelopment Agency Successor Agency, TA, 0.00%, 08/01/31(b)(c)		580	402,665
			10,229,260
Colorado — 3.4%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47		1,000	908,112
Aurora Crossroads Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/50		500	472,880
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48		500	454,000
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)		500	387,572
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)		155	145,473
City & County of Denver Airport System Revenue, Refunding RB, AMT, Series A, 4.13%, 11/15/53		455	438,705
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 12/15/45(b)		500	499,809
Colorado Health Facilities Authority
RB, 5.25%, 11/01/39		195	212,125
RB, 5.50%, 11/01/47		120	130,681
RB, 5.25%, 11/01/52		305	329,552
RB, Series A, 5.00%, 05/15/35		250	213,226
RB, Series A, 5.00%, 05/15/44		270	199,220
RB, Series A, 5.00%, 05/15/49		420	260,340
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40		950	959,276
First Creek Village Metropolitan District
GO, Series A, 5.00%, 12/01/39		600	586,581
GO, Series A, 5.00%, 08/01/49		540	511,559
Highlands Metropolitan District No. 1, GO, 5.00%, 12/01/51		575	515,887
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50		500	370,783
Loretto Heights Community Authority, RB, 4.88%, 12/01/51		570	452,003
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48		500	487,057
North Range Metropolitan District No. 3, GO, Series A, 5.25%, 12/01/50		500	481,661
Palisade Metropolitan District No. 2, GO, 7.25%, 12/15/49		675	630,195
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)		725	486,620
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%, 12/01/37		250	249,282

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colorado (continued)
Thompson Crossing Metropolitan District No. 4, GO, Refunding, 5.00%, 12/01/49	USD	645	$ 617,177
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51		560	475,714
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48		500	478,793
			11,954,283
Connecticut — 0.3%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/55(b)		470	356,445
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)		675	675,284
			1,031,729
Delaware — 0.2%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)(d)		667	599,220
District of Columbia — 2.0%
District of Columbia Tobacco Settlement Financing Corp.
RB, 0.00%, 06/15/46(c)		8,970	2,253,142
RB, 0.00%, 06/15/46(c)		10,325	2,523,569
RB, 0.00%, 06/15/55(c)		19,300	2,170,125
			6,946,836
Florida — 9.2%
Brevard County Health Facilities Authority
Refunding RB, 4.00%, 11/15/26(b)		475	464,489
Refunding RB, 4.00%, 11/15/28(b)		510	494,695
Refunding RB, 4.00%, 11/15/30(b)		555	527,886
Refunding RB, 4.00%, 11/15/34(b)		650	601,876
Refunding RB, 5.00%, 04/01/47		505	540,946
Refunding RB, 5.00%, 04/01/52		715	759,057
Buckhead Trails Community Development District, Special Assessment RB, Series 2022, 5.75%, 05/01/52		210	210,265
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31		470	471,235
Capital Trust Agency, Inc.
RB, 5.00%, 06/15/49(b)		100	87,912
RB, 5.75%, 06/01/54(b)		420	359,407
RB, 5.00%, 01/01/55(b)		1,570	1,200,478
RB, 4.88%, 06/15/56(b)		1,335	1,087,682
RB, 0.00%, 07/01/61(b)(c)		23,740	1,628,652
Celebration Pointe Community Development District No. 1, Special Assessment RB, 5.13%, 05/01/45		235	230,251
Charlotte County IDA, RB, 5.00%, 10/01/49(b)		615	599,320
County of Miami-Dade Seaport Department, Refunding RB, AMT, Series A, 5.25%, 10/01/52		460	500,467
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%, 10/01/46(c)		935	285,712
Refunding RB, Series A-2, 0.00%, 10/01/47(c)		900	258,841
Refunding RB, Series A-2, 0.00%, 10/01/48(c)		635	171,534
Refunding RB, Series A-2, 0.00%, 10/01/49(c)		525	133,404
Escambia County Health Facilities Authority
Refunding RB, 4.00%, 08/15/45		3,060	2,775,437
Refunding RB, (AGM), 3.00%, 08/15/50		2,500	1,951,266
Florida Development Finance Corp.
RB, 5.00%, 06/15/51(b)		840	687,457
RB, 5.25%, 06/01/55(b)		645	500,050
RB, 5.13%, 06/15/55(b)		2,490	2,139,385
RB, 6.50%, 06/30/57(b)		265	261,617
Security		Par (000)	Value
Florida (continued)
Florida Development Finance Corp.
RB, Series A, 6.13%, 06/15/44(b)	USD	45	$ 45,057
RB, Series C, 5.75%, 12/15/56(b)		370	312,242
RB, AMT, 6.13%, 07/01/32(a)(b)		1,375	1,389,273
RB, AMT, Series B, 7.38%, 01/01/49(b)		1,492	1,512,878
Refunding RB, 4.00%, 06/01/46(b)		300	201,404
Refunding RB, Series A, 4.50%, 12/15/56(b)		1,085	825,532
Grand Oaks Community Development District
Special Assessment RB, 4.25%, 05/01/40		210	184,805
Special Assessment RB, 4.50%, 05/01/52		235	194,567
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33		370	338,387
Lakewood Ranch Stewardship District
Special Assessment RB, 3.13%, 05/01/25		140	138,373
Special Assessment RB, 3.25%, 05/01/29		225	216,648
Special Assessment RB, 4.75%, 05/01/29		180	181,750
Special Assessment RB, 4.88%, 05/01/35		150	149,726
Special Assessment RB, 4.40%, 05/01/39		525	490,017
Special Assessment RB, 5.30%, 05/01/39		205	207,561
Special Assessment RB, 5.50%, 05/01/39(b)		25	25,543
Special Assessment RB, 5.45%, 05/01/48		365	366,191
Special Assessment RB, 5.65%, 05/01/48(b)		115	116,428
Special Assessment RB, 4.00%, 05/01/49(b)		200	161,447
Special Assessment RB, 3.90%, 05/01/50		240	185,562
Orange County Health Facilities Authority, RB, 5.00%, 08/01/35		250	253,658
Osceola Chain Lakes Community Development District, Special Assessment RB, 3.25%, 05/01/25		150	148,598
Parker Road Community Development District
Special Assessment Refunding RB, 3.10%, 05/01/25		100	98,454
Special Assessment Refunding RB, 3.38%, 05/01/30		335	311,725
Poitras East Community Development District, Special Assessment RB, 5.00%, 05/01/43		355	346,483
Portico Community Development District
Special Assessment RB, Series 2, 3.25%, 05/01/31		100	92,567
Special Assessment RB, Series 2, 4.00%, 05/01/50		425	340,181
Preserve at South Branch Community Development District
Special Assessment RB, 3.25%, 11/01/24		25	24,766
Special Assessment RB, 3.50%, 11/01/30		200	189,195
Sandridge Community Development District
Special Assessment RB, Series A1, 3.88%, 05/01/41		135	114,002
Special Assessment RB, Series A1, 4.00%, 05/01/51		130	101,540
Sawyers Landing Community Development District, Special Assessment RB, 4.25%, 05/01/53		815	572,890
Seminole County IDA, Refunding RB, 5.75%, 11/15/54		595	454,480
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%, 05/01/34		365	327,818
Tolomato Community Development District, Special Assessment Refunding RB, Sub-Series A-2, 4.25%, 05/01/37		185	172,267
Trout Creek Community Development District
Special Assessment RB, 5.00%, 05/01/28		240	242,381

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
Trout Creek Community Development District
Special Assessment RB, 5.63%, 05/01/45	USD	200	$ 200,509
West Villages Improvement District
Special Assessment RB, 4.25%, 05/01/29		100	98,611
Special Assessment RB, 4.75%, 05/01/39		190	179,456
Special Assessment RB, 5.00%, 05/01/50		290	265,003
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(b)		805	787,677
Windward at Lakewood Ranch Community Development District
Special Assessment RB, 4.00%, 05/01/42		140	121,023
Special Assessment RB, 4.25%, 05/01/52		170	140,134
			31,756,130
Georgia — 1.0%
Development Authority of Cobb County (The), RB, Series A, 6.38%, 06/15/58(b)		145	144,521
East Point Business & IDA, RB, Series A, 5.25%, 06/15/62(b)		150	136,592
Main Street Natural Gas, Inc.
RB, Series A, 5.00%, 05/15/49		905	952,954
RB, Series B, 5.00%, 12/01/52(a)		1,635	1,723,044
Municipal Electric Authority of Georgia, RB, 5.00%, 07/01/52		645	671,238
			3,628,349
Idaho — 0.1%
Idaho Health Facilities Authority, RB, 4.00%, 12/01/43		330	330,265
Illinois — 3.9%
Chicago Board of Education
GO, Series D, 5.00%, 12/01/46		485	484,995
GO, Refunding, Series A, 5.00%, 12/01/30		505	535,978
GO, Refunding, Series B, 4.00%, 12/01/35		230	225,225
GO, Refunding, Series B, 4.00%, 12/01/41		930	849,367
GO, Refunding, Series C, 5.00%, 12/01/34		625	644,230
Chicago O’Hare International Airport, Refunding RB, Series D, 5.00%, 01/01/46		1,000	1,012,150
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 4.00%, 12/01/49		810	779,491
City of Chicago Wastewater Transmission Revenue, Refunding RB, Series C, 5.00%, 01/01/39		500	507,049
Cook County Community College District No. 508, GO, 5.25%, 12/01/30		920	921,475
Illinois Finance Authority, Refunding RB, 6.13%, 02/01/45		150	150,043
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46		2,000	2,001,987
Metropolitan Pier & Exposition Authority
RB, 5.50%, 06/15/53		390	399,875
RB, 5.00%, 06/15/57		660	677,299
Refunding RB, 4.00%, 06/15/50		1,895	1,788,482
State of Illinois
GO, 5.00%, 04/01/31		1,000	1,003,820
GO, 5.00%, 05/01/39		1,275	1,275,440
GO, Series D, 5.00%, 11/01/28		295	316,247
GO, Refunding, Series B, 5.00%, 10/01/27		105	112,419
			13,685,572
Indiana — 0.4%
City of Vincennes, Refunding RB, 6.25%, 01/01/29(b)(e)(f)		325	221,000
Security		Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, AMT, 6.75%, 05/01/39	USD	640	$ 704,881
Indianapolis Local Public Improvement Bond Bank, RB, Series E, 6.00%, 03/01/53		400	433,531
			1,359,412
Iowa — 0.8%
Iowa Finance Authority
RB, Series A, 5.00%, 05/15/48		940	710,487
Refunding RB, Series E, 4.00%, 08/15/46		570	531,193
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, 3.50%, 12/01/44		2,000	1,682,969
			2,924,649
Kentucky — 0.7%
City of Henderson, RB, AMT, 4.70%, 01/01/52(b)		130	125,187
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)		2,310	2,316,107
			2,441,294
Louisiana — 1.1%
Lafayette Parish School Board Sale Tax Revenue
RB, 4.00%, 04/01/48		175	177,301
RB, 4.00%, 04/01/53		110	110,385
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)		400	331,632
Louisiana Public Facilities Authority
RB, 5.00%, 06/01/41(b)		310	278,384
RB, 5.25%, 06/01/51(b)		455	394,489
RB, 5.25%, 06/01/60(b)		840	703,315
RB, Series A, 6.50%, 06/01/62(b)		150	150,673
RB, AMT, Series R2, 6.50%, 10/01/53(a)(b)		505	511,864
Parish of St. James, RB, Series 2, 6.35%, 07/01/40(b)		950	1,039,148
			3,697,191
Maine — 0.1%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)		670	439,325
Maryland — 1.7%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, 5.25%, 07/01/44		250	250,669
City of Baltimore
RB, 4.88%, 06/01/42		170	171,296
Refunding TA, 3.20%, 06/01/30(b)		200	184,702
Refunding TA, 3.25%, 06/01/31(b)		225	205,780
Refunding TA, 3.30%, 06/01/32(b)		500	453,787
Refunding TA, 3.35%, 06/01/33(b)		540	487,111
Refunding TA, 3.40%, 06/01/34(b)		570	512,040
Refunding TA, 3.45%, 06/01/35(b)		610	545,732
Maryland EDC, RB, AMT, 5.25%, 06/30/47		570	591,795
Maryland Health & Higher Educational Facilities Authority
RB, 7.00%, 03/01/55(b)		1,940	2,059,779
Refunding RB, 5.00%, 07/01/40		500	505,158
			5,967,849
Massachusetts — 1.0%
Massachusetts Development Finance Agency
RB, 5.00%, 01/01/48		1,000	1,012,653
RB, 5.00%, 10/01/54		710	669,940
RB, Series A, 5.00%, 01/01/47		500	504,763
RB, Series N, 5.00%, 07/01/44		500	502,683

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Massachusetts (continued)
Massachusetts HFA
Refunding RB, AMT, Series A, 4.45%, 12/01/42	USD	325	$ 320,684
Refunding RB, AMT, Series A, 4.50%, 12/01/47		510	509,978
			3,520,701
Michigan — 0.4%
Michigan Strategic Fund, RB, 5.00%, 11/15/42		210	199,030
Wayne County Airport Authority
RB, Series B, 5.00%, 12/01/44		500	506,057
RB, Series D, 5.00%, 12/01/40		500	513,208
RB, AMT, 5.00%, 12/01/39		250	252,071
			1,470,366
Minnesota — 1.5%
City of Deephaven, Refunding RB, 5.25%, 07/01/37		605	608,724
City of Forest Lake, Refunding RB, 5.00%, 07/01/56		2,140	1,872,512
City of Minneapolis
RB, 5.00%, 07/01/40		435	397,337
RB, Series A, 5.75%, 07/01/55		850	851,999
Duluth EDA, Refunding RB, 5.25%, 02/15/58		425	436,898
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/38(b)		240	242,644
Minnesota HFA, RB, (GNMA/FNMA/FHLMC), Series M, 6.00%, 01/01/53		700	754,877
			5,164,991
Missouri — 0.9%
City of St. Louis Missouri IDA (The), Refunding RB, 4.38%, 11/15/35		215	176,887
Kansas City IDA
RB, Series C, 7.50%, 11/15/46		64	52,400
RB, AMT, 5.00%, 03/01/54		1,275	1,307,886
Refunding RB, 2.00%, 11/15/46		52	2,300
Refunding RB, 5.00%, 11/15/46		116	92,322
Kansas City Land Clearance Redevelopment Authority
TA, 4.38%, 02/01/31(b)		720	633,037
TA, 5.00%, 02/01/40(b)		260	221,234
St. Louis County IDA, Refunding RB, 5.00%, 09/01/37		695	683,885
			3,169,951
Nebraska — 0.1%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45		500	509,224
Nevada — 0.3%
City of Las Vegas Special Improvement District No. 815, Special Assessment RB, 5.00%, 12/01/49		190	181,237
Tahoe-Douglas Visitors Authority
RB, 5.00%, 07/01/40		405	415,087
RB, 5.00%, 07/01/45		280	283,402
			879,726
New Hampshire — 0.5%
New Hampshire Business Finance Authority
RB, Series A, 4.13%, 08/15/40		320	280,879
RB, Series A, 4.25%, 08/15/46		365	305,797
RB, Series A, 4.50%, 08/15/55		755	630,103
Refunding RB, 4.63%, 11/01/42(b)		320	264,879
Refunding RB, Series A, 3.63%, 07/01/43(a)(b)		190	143,037
Refunding RB, AMT, 4.88%, 11/01/42(b)		130	114,617
			1,739,312
New Jersey — 3.6%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/39		250	252,202
Security		Par (000)	Value
New Jersey (continued)
Middlesex County Improvement Authority
RB, Series B, 6.13%, 01/01/25	USD	555	$ 6,854
RB, Series B, 6.25%, 01/01/37		1,210	14,944
New Jersey EDA
RB, 5.25%, 11/01/54(b)		945	830,299
RB, Series WW, 5.25%, 06/15/40		55	56,897
RB, Series WW, 5.25%, 06/15/40		945	977,691
RB, AMT, 6.50%, 04/01/31		75	78,108
Refunding RB, Series A, 6.00%, 08/01/49(b)		250	250,612
New Jersey Health Care Facilities Financing Authority
RB, 4.00%, 07/01/51		1,865	1,831,327
Refunding RB, 4.25%, 07/01/44		395	396,000
Refunding RB, 5.00%, 07/01/44		220	221,510
New Jersey Higher Education Student Assistance Authority
Refunding RB, AMT, Series C, 4.25%, 12/01/50		1,540	1,421,837
Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49		820	663,580
New Jersey Transportation Trust Fund Authority
RB, Series AA, 5.25%, 06/15/41		205	210,667
RB, Series AA, 4.00%, 06/15/45		3,000	3,004,539
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		375	398,940
Refunding RB, Sub-Series B, 5.00%, 06/01/46		1,675	1,705,600
			12,321,607
New York — 7.6%
Build NYC Resource Corp.
RB, Series A, 6.13%, 07/01/43		385	408,709
RB, Series A, 6.38%, 07/01/53		705	745,283
Refunding RB, AMT, 5.00%, 01/01/35(b)		285	287,418
County of Cattaraugus, RB, 5.00%, 05/01/44		195	195,333
Hempstead Town Local Development Corp., RB, 5.00%, 07/01/44		500	500,964
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56		125	100,658
Metropolitan Transportation Authority, RB, Series B, 3.00%, 11/15/25		165	163,773
New York City Housing Development Corp., RB, Series C-1, 4.20%, 11/01/44		1,000	1,000,081
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series E-1, 4.00%, 02/01/49		2,845	2,838,087
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42		915	912,712
New York Counties Tobacco Trust VI, Refunding RB, Series 2B, 5.00%, 06/01/51		835	777,751
New York State Dormitory Authority, Refunding RB, Series A, 3.00%, 03/15/51		800	626,181
New York State Thruway Authority
Refunding RB, Series A, 4.00%, 03/15/49		3,690	3,727,115
Refunding RB, Series B, 4.00%, 01/01/45		1,190	1,189,865
New York Transportation Development Corp.
RB, AMT, 5.00%, 07/01/34		500	502,561
RB, AMT, 5.00%, 10/01/35		710	739,764
RB, AMT, 5.63%, 04/01/40		500	538,134
RB, AMT, 5.00%, 12/01/40		830	882,229
RB, AMT, 4.00%, 04/30/53		640	558,928
RB, AMT, 6.00%, 06/30/54		6,000	6,608,996
Refunding RB, AMT, 5.38%, 08/01/36		865	891,424
Westchester County Local Development Corp.
Refunding RB, 5.00%, 07/01/41(b)		510	455,327
Refunding RB, 5.00%, 07/01/56(b)		560	444,928

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New York (continued)
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%, 06/01/42	USD	670	$ 674,108
Refunding RB, Sub-Series C, 5.13%, 06/01/51		500	507,179
			26,277,508
North Carolina — 0.4%
North Carolina HFA, RB, (GNMA/FNMA/FHLMC), 6.00%, 07/01/53		815	880,427
North Carolina Medical Care Commission
Refunding RB, Series A, 5.25%, 01/01/41		20	20,000
Refunding RB, Series A, 5.25%, 01/01/41		230	225,931
Town of Mooresville, Special Assessment RB, 5.38%, 03/01/40(b)		250	250,680
			1,377,038
North Dakota — 0.4%
City of Grand Forks, RB, (AGM), Series A, 5.00%, 12/01/53		350	371,891
County of Cass, Refunding RB, 5.25%, 02/15/58		855	885,289
			1,257,180
Ohio — 3.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55		9,205	8,641,175
County of Hamilton
Refunding RB, 5.00%, 01/01/46		190	175,076
Refunding RB, 4.00%, 08/15/50		915	887,526
County of Hardin
Refunding RB, 5.00%, 05/01/30		140	133,779
Refunding RB, 5.25%, 05/01/40		145	133,540
Refunding RB, 5.50%, 05/01/50		670	599,864
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)		790	743,168
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)		265	230,871
State of Ohio, RB, AMT, Series P-3, 5.00%, 06/30/53		370	370,097
			11,915,096
Oklahoma — 1.8%
Oklahoma Development Finance Authority
RB, 7.25%, 09/01/51(b)		3,290	3,529,067
RB, Series B, 5.00%, 08/15/38		975	956,375
RB, Series B, 5.50%, 08/15/52		580	572,087
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)		235	224,403
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45		965	948,924
			6,230,856
Oregon — 1.7%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50		200	181,622
Clackamas County School District No. 12 North Clackamas, GO, (School Bond Guaranty), Series A, 0.00%, 06/15/38(c)		275	146,148
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, 5.50%, 10/01/49		150	152,873
Oregon State Facilities Authority, RB, 5.25%, 06/15/55(b)		305	285,931
Salem Hospital Facility Authority, Refunding RB, 4.00%, 05/15/49		5,000	4,772,127
Yamhill County Hospital Authority, Refunding RB, 5.00%, 11/15/36		300	265,860
			5,804,561
Security		Par (000)	Value
Pennsylvania — 2.0%
Bucks County IDA, RB, 4.00%, 07/01/46	USD	200	$ 144,878
Montgomery County Higher Education & Health Authority, Refunding RB, 4.00%, 09/01/49		1,255	1,183,979
Montgomery County IDA, RB, 5.00%, 11/15/45		875	901,625
Pennsylvania Economic Development Financing Authority
RB, AMT, 5.75%, 06/30/48		490	533,965
RB, AMT, 5.25%, 06/30/53		770	796,143
Refunding RB, AMT, 5.50%, 11/01/44		500	500,046
Pennsylvania Higher Education Assistance Agency, RB, AMT, Series B, 3.00%, 06/01/47		1,010	789,661
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44		1,045	1,050,504
Philadelphia Authority for Industrial Development
RB, 5.25%, 11/01/52		235	250,153
Refunding RB, Series 2015, 5.00%, 04/01/45		500	509,675
School District of Philadelphia (The), GO, Series A, 5.50%, 09/01/48		265	297,510
			6,958,139
Puerto Rico — 10.5%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)		30,030	2,472,091
Commonwealth of Puerto Rico
GO, Series A, 0.00%, 07/01/33(c)		537	335,278
GO, Series A1, 5.63%, 07/01/29		1,049	1,138,429
GO, Series A1, 5.75%, 07/01/31		440	487,336
GO, Series A1, 4.00%, 07/01/33		418	407,512
GO, Series A1, 4.00%, 07/01/35		375	362,629
GO, Series A1, 4.00%, 07/01/37		322	305,429
GO, Series A1, 4.00%, 07/01/41		438	404,689
GO, Series A1, 4.00%, 07/01/46		455	406,222
GO, Sub-Series CW, 0.00%, 11/01/43(a)(c)		2,899	1,565,353
GO, Sub-Series CW/CONV, 0.00%, 11/01/51(a)(c)		131	45,919
GO, Sub-Series CW/HTA-98, 0.00%, 11/01/51(a)(c)		7,043	3,833,274
GO, Sub-Series CW/HTA-98, 0.00%, 11/01/51(a)(c)		5,106	919,136
GO, Sub-Series CW/PRIFA, 0.00%, 11/01/51(a)(c)		5,894	2,405,223
Puerto Rico Electric Power Authority
RB, Series A, 5.00%, 07/01/29(e)(f)		385	96,250
RB, Series A, 7.00%, 07/01/33(e)(f)		1,795	448,750
RB, Series A, 6.75%, 07/01/36(e)(f)		775	193,750
RB, Series A, 5.00%, 07/01/42(e)(f)		325	81,250
RB, Series A, 7.00%, 07/01/43(e)(f)		175	43,750
RB, Series A-1, 10.00%, 07/01/19(e)(f)		42	10,503
RB, Series A-2, 10.00%, 07/01/19(e)(f)		212	52,986
RB, Series A-3, 10.00%, 07/01/19(e)(f)		177	44,254
RB, Series B-3, 10.00%, 07/01/19(e)(f)		177	44,254
RB, Series C-1, 5.40%, 01/01/18(e)(f)		486	121,587
RB, Series C-2, 5.40%, 07/01/18(e)(f)		486	121,606
RB, Series C-3, 5.40%, 01/01/20(e)(f)		49	12,292
RB, Series C-4, 5.40%, 07/01/20(e)(f)		49	12,293
RB, Series CCC, 5.25%, 07/01/26(e)(f)		125	31,250
RB, Series CCC, 5.00%, 07/01/27(e)(f)		545	136,250
RB, Series CCC, 5.25%, 07/01/28(e)(f)		70	17,500
RB, Series D-1, 7.50%, 01/01/20(e)(f)		426	106,399
RB, Series D-2, 7.50%, 01/01/20(e)(f)		840	210,087
RB, Series D-4, 7.50%, 07/01/20(e)(f)		145	36,249
RB, Series TT, 5.00%, 07/01/18(e)(f)		160	40,000
RB, Series TT, 5.00%, 07/01/25(e)(f)		45	11,250
RB, Series TT, 5.00%, 07/01/26(e)(f)		190	47,500
RB, Series TT, 5.00%, 07/01/32(e)(f)		395	98,750
RB, Series WW, 5.50%, 07/01/17(e)(f)		110	27,500
RB, Series WW, 5.50%, 07/01/18(e)(f)		95	23,750

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority
RB, Series WW, 5.50%, 07/01/19(e)(f)	USD	70	$ 17,500
RB, Series WW, 5.38%, 07/01/22(e)(f)		940	235,000
RB, Series WW, 5.38%, 07/01/24(e)(f)		65	16,250
RB, Series WW, 5.00%, 07/01/28(e)(f)		165	41,250
RB, Series WW, 5.25%, 07/01/33(e)(f)		75	18,750
RB, Series WW, 5.50%, 07/01/38(e)(f)		220	55,000
RB, Series XX, 5.25%, 07/01/27(e)(f)		50	12,500
RB, Series XX, 5.25%, 07/01/35(e)(f)		30	7,500
RB, Series XX, 5.75%, 07/01/36(e)(f)		600	150,000
RB, Series XX, 5.25%, 07/01/40(e)(f)		2,320	580,000
Refunding RB, Series AAA, 5.25%, 07/01/22(e)(f)		160	40,000
Refunding RB, Series AAA, 5.25%, 07/01/28(e)(f)		265	66,250
Refunding RB, Series AAA, 5.25%, 07/01/29(e)(f)		40	10,000
Refunding RB, Series DDD, 5.00%, 07/01/19(e)(f)		895	223,750
Refunding RB, Series UU, 0.00%, 07/01/17(a)(c)(e)(f)		30	7,500
Refunding RB, Series UU, 0.00%, 07/01/18(a)(c)(e)(f)		30	7,500
Refunding RB, Series UU, 0.00%, 07/01/20(a)(c)(e)(f)		250	62,500
Refunding RB, Series UU, 4.45%, 07/01/31(a)(e)(f)		300	75,000
Refunding RB, Series ZZ, 5.00%, 07/01/17(e)(f)		70	17,500
Refunding RB, Series ZZ, 5.25%, 07/01/19(e)(f)		235	58,750
Refunding RB, Series ZZ, 5.25%, 07/01/23(e)(f)		930	232,500
Refunding RB, Series ZZ, 5.25%, 07/01/24(e)(f)		150	37,500
Refunding RB, Series ZZ, 5.00%, 07/01/28(e)(f)		75	18,750
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/29(c)		613	494,227
RB, Series A-1, 0.00%, 07/01/33(c)		496	335,560
RB, Series A-1, 0.00%, 07/01/46(c)		6,971	2,184,759
RB, Series A-1, 4.75%, 07/01/53		3,377	3,313,980
RB, Series A-1, 5.00%, 07/01/58		4,542	4,542,479
RB, Series A-2, 4.33%, 07/01/40		3,825	3,796,253
RB, Series A-2, 4.33%, 07/01/40		34	33,698
RB, Series A-2, 4.54%, 07/01/53		317	299,618
RB, Series A-2, 4.78%, 07/01/58		2,226	2,191,145
RB, Series B-1, 0.00%, 07/01/46(c)		477	149,841
			36,491,340
Rhode Island — 0.1%
Rhode Island Student Loan Authority, RB, AMT, Series A, 3.63%, 12/01/37		460	442,632
South Carolina — 1.1%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)		1,880	2,044,227
South Carolina Jobs EDA
RB, 7.50%, 08/15/62(b)		325	303,893
Refunding RB, 4.00%, 11/15/27		105	100,395
Refunding RB, 5.00%, 02/01/38		1,000	1,022,110
South Carolina Public Service Authority, Refunding RB, Series B, 4.00%, 12/01/56		200	186,621
			3,657,246
Tennessee — 2.0%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44		250	250,764
Franklin Health & Educational Facilities Board, Refunding RB, 7.50%, 06/01/47(b)(e)(f)		1,205	131,224
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49		220	182,376
Metropolitan Government Nashville & Davidson County IDB, Special Assessment RB, 0.00%, 06/01/43(b)(c)		685	247,119
Security		Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Sports Authority, RB, (AGM), Series A, 5.25%, 07/01/48	USD	935	$ 1,050,690
Metropolitan Nashville Airport Authority (The)
RB, AMT, Series B, 5.25%, 07/01/35		320	360,578
RB, AMT, Series B, 5.50%, 07/01/36		265	301,792
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)		2,320	2,465,376
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)		1,750	1,858,740
			6,848,659
Texas — 7.9%
Angelina & Neches River Authority, RB, AMT, 7.50%, 12/01/45(b)		510	341,882
Arlington Higher Education Finance Corp.
RB, 5.00%, 08/15/41		225	201,101
RB, 5.00%, 06/15/51		490	413,412
RB, 5.63%, 08/15/54(b)		1,305	1,233,828
RB, 7.88%, 11/01/62(b)		280	287,032
Brazoria County IDC, RB, AMT, 7.00%, 03/01/39		390	369,233
Central Texas Turnpike System
Refunding RB, Series C, 5.00%, 08/15/37		200	200,422
Refunding RB, Series C, 5.00%, 08/15/42		250	249,987
City of Crandall, Special Assessment RB, 4.25%, 09/15/41(b)		230	204,897
City of Houston Airport System Revenue
RB, AMT, 4.00%, 07/01/41		700	624,631
Refunding RB, AMT, 5.00%, 07/15/27		140	139,951
Refunding RB, AMT, 5.00%, 07/01/29		1,500	1,495,445
Refunding RB, AMT, Series C, 5.00%, 07/15/27		910	917,047
Refunding RB, AMT, Sub-Series A, 4.00%, 07/01/41		3,590	3,589,091
Refunding RB, AMT, (AGM), Series A, 5.25%, 07/01/48		485	526,441
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45		500	506,418
County of Hays, Special Assessment RB, 7.00%, 09/15/45		200	204,895
Dallas ISD, GO (Permanent School Fund Guaranteed), 5.00%, 02/15/48		1,375	1,519,581
Del Valle ISD, GO (Permanent School Fund Guaranteed), 4.00%, 06/15/47		1,335	1,331,996
Fort Bend County IDC, RB, Series B, 4.75%, 11/01/42		1,465	1,465,021
Fort Worth ISD, GO (Permanent School Fund Guaranteed), 4.00%, 02/15/48		230	232,710
Mission EDC, Refunding RB, AMT, 4.63%, 10/01/31(b)		285	284,696
New Hope Cultural Education Facilities Finance Corp.
RB, 6.75%, 10/01/52		800	739,140
RB, Series A, 5.00%, 08/15/51(b)		250	239,211
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)		1,175	1,060,545
Newark Higher Education Finance Corp., RB, Series A, 5.50%, 08/15/35(b)		300	306,220
Port Beaumont Navigation District
RB, AMT, 2.75%, 01/01/36(b)		1,105	813,548
RB, AMT, 2.88%, 01/01/41(b)		350	240,625
RB, AMT, 3.00%, 01/01/50(b)		1,495	881,550
Refunding RB, AMT, 3.63%, 01/01/35(b)		1,375	1,130,117
Refunding RB, AMT, 4.00%, 01/01/50(b)		1,975	1,416,676
Tarrant County Cultural Education Facilities Finance Corp.
RB, 5.50%, 11/15/47		595	672,983
Refunding RB, 5.00%, 10/01/49		250	241,073

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp.
RB, AMT, 5.00%, 06/30/58	USD	315	$ 318,540
RB, AMT, 5.50%, 12/31/58		1,050	1,126,516
Texas Transportation Commission State Highway 249 System
RB, 0.00%, 08/01/40(c)		1,000	470,693
RB, 0.00%, 08/01/42(c)		655	275,251
Texas Water Development Board, RB, 4.00%, 10/15/45		1,295	1,307,552
			27,579,957
Utah — 0.1%
Utah Charter School Finance Authority
RB, Series A, 5.00%, 06/15/52(b)		285	214,523
Refunding RB, 5.00%, 06/15/55(b)		230	217,420
			431,943
Vermont — 0.6%
East Central Vermont Telecommunications District
RB, Series A, 4.75%, 12/01/40(b)		695	603,884
RB, Series A, 4.50%, 12/01/44(b)		705	568,235
RB, Series A, 6.88%, 12/01/46(b)		785	826,984
			1,999,103
Virginia — 0.8%
Ballston Quarter Community Development Authority, TA, Series A, 5.13%, 03/01/31		230	200,163
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/55		285	280,949
James City County EDA
RB, Series A, 6.88%, 12/01/58		345	365,758
RB, Series C3, 5.25%, 12/01/27		250	250,117
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%, 03/01/35(b)		230	231,088
Special Assessment RB, 5.00%, 03/01/45(b)		85	85,058
Norfolk Redevelopment & Housing Authority
RB, 4.00%, 01/01/29		250	232,245
RB, 5.00%, 01/01/34		190	178,265
RB, 5.00%, 01/01/49		365	302,253
Virginia Beach Development Authority
RB, Series A, 7.00%, 09/01/53		360	380,593
RB, Series B3, 5.38%, 09/01/29		235	238,854
			2,745,343
Washington — 0.9%
King County Public Hospital District No. 4, GO, Refunding, 5.00%, 12/01/30		200	201,678
Port of Seattle, RB, AMT, Series C, 5.00%, 04/01/40		250	251,763
Washington State Housing Finance Commission
RB, Series A, 5.00%, 07/01/50(b)		310	306,382
Refunding RB, 5.00%, 01/01/43(b)		1,935	1,642,782
Refunding RB, 6.00%, 01/01/45(b)		210	168,610
Refunding RB, Series A, 5.00%, 07/01/43		200	204,719
Refunding RB, Series A, 5.00%, 07/01/48		190	191,955
			2,967,889
West Virginia — 0.5%
City of Martinsburg, RB, Series A-1, 4.63%, 12/01/43		430	381,526
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48		1,215	1,189,994
			1,571,520
Security		Par (000)	Value
Wisconsin — 4.9%
Public Finance Authority
RB, 6.25%, 10/01/31(b)(e)(f)	USD	195	$ 54,600
RB, 0.00%, 01/01/35(b)(c)		1,155	542,867
RB, 4.50%, 01/01/35(b)		725	654,437
RB, 5.00%, 06/15/41(b)		210	196,239
RB, 6.85%, 11/01/46(b)(e)(f)		275	178,750
RB, 7.00%, 11/01/46(b)(e)(f)		155	100,750
RB, 5.38%, 07/15/47(b)		335	330,026
RB, 7.00%, 10/01/47(b)(e)(f)		195	54,600
RB, 5.63%, 06/15/49(b)		1,430	1,273,533
RB, 5.00%, 06/15/51(b)		195	167,215
RB, 5.25%, 12/01/51(b)		1,060	832,383
RB, 5.00%, 06/15/55(b)		550	471,884
RB, 5.00%, 06/15/55(b)		2,750	2,147,648
RB, 5.00%, 07/01/55(b)		880	752,532
RB, 5.00%, 01/01/56(b)		875	780,569
RB, 4.75%, 06/15/56(b)		440	321,158
RB, 5.00%, 06/15/56(b)		145	121,603
RB, 0.00%, 01/01/60(b)(c)		19,530	1,219,259
RB, Series A, 7.75%, 07/01/43(b)		1,920	1,989,036
RB, Series A, 5.63%, 06/15/49(b)		865	821,878
RB, AMT, 4.00%, 09/30/51		2,025	1,712,480
RB, AMT, 4.25%, 07/01/54		1,160	812,232
RB, AMT, 4.00%, 03/31/56		680	560,716
Refunding RB, AMT, Series B, 5.00%, 07/01/42		750	750,212
Wisconsin Housing & EDA, RB, Series A, 4.55%, 07/01/37		165	170,759
			17,017,366
Wyoming — 0.2%
University of Wyoming, RB, (AGM), Series C, 4.00%, 06/01/51		775	755,209
Total Municipal Bonds — 89.0% (Cost: $327,176,010)			308,904,945
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
Alabama — 1.6%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53		5,095	5,447,125
New York — 2.0%
New York City Housing Development Corp.
RB, Series D-1-B, 4.25%, 11/01/45		1,000	963,277
Refunding RB, Series A-1, 4.15%, 11/01/38		1,414	1,417,799
Port Authority of New York & New Jersey, RB, AMT, Series 221, 4.00%, 07/15/55		5,015	4,668,781
			7,049,857
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.6% (Cost: $12,514,610)			12,496,982
Total Long-Term Investments — 92.6% (Cost: $339,690,620)			321,401,927
Shares
Short-Term Securities
Money Market Funds — 4.8%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 3.90%(h)	16,763,940	16,762,264

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Florida — 1.5%
City of Gainesville Utilities System Revenue, Refunding RB, Series B, VRDN, (Barclays Bank plc SBPA), 4.15%, 01/02/24(i)	USD	2,500	$ 2,500,000
JEA Electric System Revenue, Refunding RB, Series THREE-B-3, VRDN, (Royal Bank of Canada SBPA), 3.77%, 01/08/24(i)		2,500	2,500,000
			5,000,000
New York — 0.7%
City of New York, GO, Sub-Series A-2, VRDN, (Mizuho Bank Ltd. LOC), 4.00%, 01/02/24(i)		2,500	2,500,000
Virginia — 0.7%
Loudoun County EDA, RB, Series F, VRDN, 3.81%, 01/08/24(i)		2,500	2,500,000
Total Municipal Bonds — 2.9% (Cost: $10,000,000)			10,000,000
Total Short-Term Securities — 7.7% (Cost: $26,761,995)			26,762,264
Total Investments — 100.3% (Cost: $366,452,615)			348,164,191
Other Assets Less Liabilities — 1.6%			5,660,855
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.9)%			(6,717,005)
Net Assets — 100.0%			$ 347,108,041
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Annualized 7-day yield as of period end.
(i)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BATS: Series E Portfolio
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 308,305,725	$ 599,220	$ 308,904,945
Municipal Bonds Transferred to Tender Option Bond Trusts	—	12,496,982	—	12,496,982
Short-Term Securities
Money Market Funds	16,762,264	—	—	16,762,264
Municipal Bonds	—	10,000,000	—	10,000,000
Unfunded Commitments(a)	—	—	2,719,493	2,719,493
	$ 16,762,264	$ 330,802,707	$ 3,318,713	$ 350,883,684
(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $6,647,000 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-By Bond Purchase Agreements
TA	Tax Allocation
VRDN	Variable Rate Demand Note